1

Wilmington International Fund

PORTFOLIO OF INVESTMENTS¢

July 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 87.7%

AUSTRALIA – 3.6%

Australia & New Zealand Banking Group Ltd.	164,613	$2,660,354

Australia & New Zealand Banking Group Ltd.*	10,974	144,916

BHP Group Ltd.	136,360	3,731,540

Cochlear Ltd.	13,569	2,045,213

CSL Ltd.	20,008	4,073,968

Glencore PLC*	173,201	981,652

Incitec Pivot Ltd.	1,065,059	2,713,605

Rio Tinto Ltd.	31,579	2,187,937

Rio Tinto PLC	19,996	1,207,149

Woodside Energy Group Ltd.	37,004	835,568

TOTAL AUSTRALIA		$20,581,902

AUSTRIA – 0.1%

Erste Group Bank AG	11,079	280,882

Mondi PLC	10,683	202,734

Verbund AG	940	103,368

voestalpine AG	8,339	187,766

TOTAL AUSTRIA		$774,750

BELGIUM – 1.1%

Ageas SA	4,060	177,200

Anheuser-Busch InBev SA	14,573	780,644

D’ieteren Group	478	78,452

Elia Group SA	370	56,170

Groupe Bruxelles Lambert SA	1,708	151,184

KBC Group NV	4,937	258,585

Lotus Bakeries NV	199	1,132,097

Montea NV	11,702	1,183,395

Proximus SADP	2,150	29,793

Sofina SA	862	201,871

Solvay SA	2,620	230,123

UCB SA	14,512	1,133,950

Umicore SA	2,538	91,932

Xior Student Housing NV	22,592	988,244

TOTAL BELGIUM		$6,493,640

BRAZIL – 0.0%**

Yara International ASA	2,984	127,170

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 6.5%

Alibaba Group Holding Ltd.*	106,028	1,192,122

Alibaba Group Holding Ltd., ADR*	20,090	1,795,443

Baozun, Inc., Class A*,#	397,000	1,172,631

Budweiser Brewing Co. APAC Ltd.	702,200	1,944,347

China Mengniu Dairy Co. Ltd.*	364,000	1,691,142

China Pacific Insurance Group Co. Ltd., Class H	774,600	1,654,566

China Petroleum & Chemical Corp., Class H	4,972,000	2,344,081

China Resources Land Ltd.	352,000	1,470,051

Description	Number of Shares	Value

China Resources Medical Holdings Co. Ltd.	21,000	$12,782

Great Wall Motor Co. Ltd., Class H	927,000	1,469,588

H World Group Ltd., ADR	59,093	2,266,217

Haitian International Holdings Ltd.	695,000	1,663,219

Hollysys Automation Technologies Ltd.	91,280	1,439,486

Hutchmed China Ltd., ADR*,#	90,280	1,179,960

JD.com, Inc., Class A	107,741	3,214,189

Meituan, Class B*	66,600	1,494,061

NetEase, Inc., ADR	7,369	685,170

Prosus NV*	14,426	941,080

Shenzhou International Group Holdings Ltd.	126,800	1,333,703

Tencent Holdings Ltd.	129,600	5,008,886

Wuxi Biologics Cayman, Inc.*	185,000	1,770,842

Yum China Holdings, Inc.	24,103	1,174,057

Yum China Holdings, Inc.	17,800	833,398

TOTAL CHINA		$37,751,021

DENMARK – 1.6%

Coloplast A/S, Class B	3,252	380,611

Danske Bank A/S	18,543	259,311

Demant A/S*	16,593	632,123

DSV A/S	5,597	943,100

Genmab A/S*	1,212	431,254

Netcompany Group A/S*	17,693	992,176

Novo Nordisk A/S, Class B	30,407	3,541,620

Novozymes A/S, Class B	1,525	97,417

Orsted AS	2,715	316,071

Pandora A/S	2,958	219,755

Royal Unibrew A/S	12,465	1,063,061

Tryg A/S	3,060	69,772

Vestas Wind Systems A/S	16,384	430,633

TOTAL DENMARK		$9,376,904

FINLAND – 0.9%

Elisa OYJ	4,973	275,033

Kesko OYJ, Class B	10,725	265,263

Kone OYJ, Class B	5,825	266,211

Neste OYJ	32,523	1,672,376

Nokia OYJ	17,657	91,968

Nordea Bank Abp	70,675	696,854

Sampo OYJ, Class A	5,129	221,587

Stora Enso OYJ	15,949	246,662

UPM-Kymmene OYJ	44,208	1,400,942

Wartsila OYJ Abp	8,478	74,492

TOTAL FINLAND		$5,211,388

FRANCE – 7.6%

Accor SA*	3,920	101,720

Adevinta ASA*	8,251	62,744

Aeroports de Paris*	794	109,709

Air Liquide SA	8,376	1,151,553

Airbus SE	9,817	1,058,486

Alstom SA	7,382	175,439

July 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Arkema SA	2,262	$ 214,292

AXA SA	42,444	978,017

BNP Paribas SA	15,030	710,127

Bollore SE	10,661	53,826

Bouygues SA	6,140	185,611

Bureau Veritas SA	5,225	144,109

Capgemini SE	3,155	601,775

Carrefour SA	5,512	93,936

Cie Generale des Etablissements Michelin SCA	19,005	531,847

Covivio	1,610	101,822

Danone SA	12,217	673,635

Dassault Systemes SE	14,902	639,172

Edenred	31,618	1,622,969

Eiffage SA	3,871	363,251

Electricite de France SA	22,338	271,278

Engie SA	3,280	40,581

Esker SA	5,538	831,871

EssilorLuxottica SA	3,660	573,824

Eurazeo SE	16,907	1,207,625

Faurecia SE*	37,052	669,715

Gecina SA	1,107	113,501

Getlink SE	7,618	152,469

Hermes International	604	828,655

ID Logistics Group*	5,832	1,888,333

Ipsen SA	1,018	102,978

Kering SA	1,515	867,325

Klepierre SA*	7,682	170,694

La Francaise des Jeux SAEM	2,745	98,046

Legrand SA	6,377	522,077

L’Oreal SA	4,404	1,664,965

LVMH Moet Hennessy Louis Vuitton SE	6,821	4,736,194

Neoen SA#	31,730	1,395,521

Orange SA	117,642	1,202,118

Pernod Ricard SA	1,540	302,525

Publicis Groupe SA	3,870	205,944

Remy Cointreau SA	607	119,917

Renault SA*	11,485	339,547

Safran SA	5,920	650,700

Sanofi	31,958	3,175,780

Sartorius Stedim Biotech	3,368	1,347,334

Societe Generale SA	6,050	135,559

Sodexo SA	1,772	143,981

Somfy SA	5,833	737,573

Technip Energies NV	123,648	1,460,317

Teleperformance	967	323,366

Thales SA	10,284	1,278,915

TotalEnergies SE*	45,720	2,335,258

Ubisoft Entertainment SA*	1,583	67,395

Unibail-Rodamco-Westfield*	4,135	234,805

Valeo	7,084	152,165

Vinci SA	21,152	2,027,605

Virbac SA	3,762	1,389,517

Vivendi SA	21,572	204,790

Wendel SE	1,082	99,587

Worldline SA*	4,100	180,966

TOTAL FRANCE		$ 43,825,356

Description	Number of Shares	Value

GERMANY – 4.1%

adidas AG	1,114	$ 192,713

Allianz SE	6,792	1,233,470

BASF SE	16,977	756,584

Bayer AG	30,140	1,758,074

Bayerische Motoren Werke AG	20,788	1,698,659

Beiersdorf AG	1,552	160,050

Bertrandt AG	18,329	684,555

Brenntag SE	1,966	138,102

Carl Zeiss Meditec AG	948	138,351

Commerzbank AG*	20,775	142,332

Continental AG	3,275	233,315

Daimler Truck Holding AG*	6,459	176,492

Deutsche Bank AG	40,022	350,071

Deutsche Boerse AG	2,767	483,022

Deutsche Lufthansa AG*	11,075	68,176

Deutsche Post AG	11,000	439,339

Deutsche Telekom AG	122,449	2,326,407

E.ON SE	63,286	568,885

Evonik Industries AG	5,979	127,530

Evotec SE*	36,688	953,198

Fresenius Medical Care AG & Co. KGaA	2,731	101,248

Fresenius SE & Co. KGaA	5,037	128,892

GEA Group AG	3,347	124,935

Hannover Rueck SE	620	87,945

HeidelbergCement AG	4,169	212,357

Henkel AG & Co. KGaA	2,366	149,188

Hypoport SE*	2,330	484,295

Infineon Technologies AG	27,354	750,170

KION Group AG	2,316	105,639

Knorr-Bremse AG	1,802	107,355

Mercedes-Benz Group AG	28,940	1,706,708

Merck KGaA	2,246	427,775

MTU Aero Engines AG	1,115	215,545

Muenchener Rueckversicherungs AG	1,733	392,882

Nemetschek SE	3,306	221,326

New Work SE	4,278	572,615

Puma SE	3,929	265,301

Rheinmetall AG	1,040	190,712

RWE AG	12,574	517,269

SAP SE	17,830	1,663,053

Siemens AG	13,337	1,487,663

Siemens Energy AG	5,413	89,950

Siemens Healthineers AG	5,073	259,959

Symrise AG	1,861	217,152

Telefonica Deutschland Holding AG	63,340	168,398

Vonovia SE	15,194	506,261

TOTAL GERMANY		$ 23,783,918

HONG KONG – 2.6%

AIA Group Ltd.	549,400	5,519,630

ASM Pacific Technology Ltd.	150,400	1,198,332

Hong Kong Exchanges & Clearing Ltd.	37,300	1,711,714

Johnson Electric Holdings Ltd.	822,436	1,051,668

Prudential PLC	36,384	448,774

Swire Properties Ltd.	832,000	1,982,432

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington International Fund (continued)

Description	Number of Shares	Value

Techtronic Industries Co. Ltd.	295,500	$3,279,054

TOTAL HONG KONG		$15,191,604

INDIA – 0.9%

HDFC Bank Ltd., ADR	84,964	5,335,739

INDONESIA – 0.3%

Bank Mandiri Persero Tbk PT	2,867,000	1,604,828

IRELAND – 0.3%

AerCap Holdings NV*	4,905	220,038

CRH PLC	10,815	415,017

CRH PLC	3,300	126,591

Flutter Entertainment PLC*	2,201	220,979

Kerry Group PLC, Class A	4,156	438,671

Kingspan Group PLC	4,896	316,909

TOTAL IRELAND		$1,738,205

ITALY – 1.7%

Assicurazioni Generali SpA	22,812	341,032

Atlantia SpA	9,634	222,648

Coca-Cola HBC AG*	4,299	105,805

Davide Campari-Milano NV	11,256	124,963

DiaSorin SpA	763	106,089

Enel SpA	58,743	296,139

Eni SpA	43,285	520,311

ERG SpA	28,108	916,806

Ferrari NV	2,524	536,003

FinecoBank Banca Fineco SpA	127,097	1,579,558

Intesa Sanpaolo SpA	59,243	105,204

Mediobanca Banca di Credito Finanziario SpA	37,219	319,217

Moncler SpA	1,710	85,720

Nexi SpA*	13,064	118,648

Poste Italiane SpA	17,786	149,408

Prysmian SpA	43,753	1,391,210

Recordati Industria Chimica e Farmaceutica SpA	2,575	114,199

Salvatore Ferragamo SpA	62,044	1,100,526

Snam SpA	75,418	378,413

Technoprobe SpA*	92,890	748,364

Terna – Rete Elettrica Nazionale	30,519	233,648

UniCredit SpA	50,339	497,837

TOTAL ITALY		$9,991,748

JAPAN – 19.5%

AEON Financial Service Co. Ltd.	180,500	1,976,112

AGC, Inc.	37,700	1,374,288

Air Water, Inc.#	171,700	2,311,580

Amano Corp.	66,600	1,281,397

Anritsu Corp.	42,000	513,348

Aruhi Corp.#	75,900	608,796

Asahi Group Holdings Ltd.	26,600	924,785

BIPROGY Inc	95,700	2,042,180

Central Japan Railway Co.	10,500	1,229,517

Chubu Electric Power Co., Inc.	79,700	850,193

Dai-ichi Life Holdings, Inc.	65,100	1,132,407

Daikin Industries Ltd.	5,100	894,429

Daiseki Co. Ltd.	60,620	1,802,051

Denso Corp.	10,900	596,176

Description	Number of Shares	Value

East Japan Railway Co.	23,000	$1,200,760

ENEOS Holdings, Inc.	473,000	1,829,756

Fuji Electric Co. Ltd.	49,200	2,222,163

FUJIFILM Holdings Corp.	10,200	582,645

Hitachi Ltd.	66,800	3,381,954

Honda Motor Co. Ltd.	127,000	3,254,654

Ichikoh Industries Ltd.	207,300	573,012

IHI Corp.	33,500	883,319

ITOCHU Corp.	80,400	2,340,417

Iwatani Corp.	14,900	624,559

J Front Retailing Co. Ltd.	145,700	1,226,578

JAC Recruitment Co. Ltd.	80,200	1,183,842

JAFCO Group Co. Ltd.	96,000	1,305,573

Japan Airlines Co. Ltd.*	67,100	1,162,387

JGC Holdings Corp.	58,800	723,147

JSP Corp.	29,100	322,411

Kamigumi Co. Ltd.	73,400	1,492,546

Kaneka Corp.	19,400	525,645

KH Neochem Co. Ltd.	89,500	1,709,101

Komatsu Ltd.	35,600	823,015

Kumagai Gumi Co. Ltd.	42,300	900,001

Kura Sushi, Inc.#	55,700	1,352,113

Kureha Corp.	17,800	1,353,761

Life Corp.	35,900	695,879

Lion Corp.	86,800	999,366

Mabuchi Motor Co. Ltd.	73,500	2,106,533

Mirait Holdings Corp.	55,700	695,707

Mitsubishi Corp.	78,100	2,321,076

Mitsubishi Gas Chemical Co., Inc.	55,400	805,274

Mitsubishi UFJ Financial Group, Inc.	546,200	3,077,560

Mitsui Fudosan Co. Ltd.	69,200	1,546,581

Murata Manufacturing Co. Ltd.	19,700	1,150,691

Nabtesco Corp.	60,100	1,440,367

NEC Networks & System Integration Corp.	177,900	2,455,606

Nexon Co. Ltd.	30,700	696,955

Nihon Kohden Corp.	37,900	847,982

Nintendo Co. Ltd.	2,300	1,028,499

Nippon Gas Co. Ltd.	35,800	537,519

Nippon Steel Corp.	37,900	563,961

Nippon Telegraph & Telephone Corp.	71,400	2,039,564

NOK Corp.	81,800	734,528

Olympus Corp.	75,600	1,618,004

Ono Pharmaceutical Co. Ltd.	64,700	1,819,294

Organo Corp.	14,700	1,028,488

ORIX Corp.	55,600	990,894

Otsuka Corp.	9,000	280,671

Pacific Industrial Co. Ltd.	89,300	689,178

Pan Pacific International Holdings Corp.	82,600	1,286,122

Recruit Holdings Co. Ltd.	19,900	743,724

Relia, Inc.	72,600	605,558

Rengo Co. Ltd.	171,500	1,002,958

Santen Pharmaceutical Co. Ltd.	72,400	586,451

SBI Holdings, Inc.	28,800	584,278

SCREEN Holdings Co. Ltd.	9,000	651,323

Seino Holdings Co. Ltd.	57,400	476,105

Shibaura Machine Co. Ltd.	89,900	1,924,340

SoftBank Group Corp.	42,400	1,781,088

July 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Sompo Holdings, Inc.	17,800	$794,436

Sony Group Corp.	35,700	3,028,358

SUMCO Corp.	57,600	805,981

Sumitomo Electric Industries Ltd.	63,100	703,489

Sumitomo Metal Mining Co. Ltd.	31,100	977,903

Sumitomo Mitsui Financial Group, Inc.	66,100	2,073,696

Tadano Ltd.	82,700	601,000

TDK Corp.	46,800	1,473,950

Terumo Corp.	28,800	983,336

THK Co. Ltd.	29,200	619,494

Tokyo Century Corp.	26,800	947,784

Tokyu Fudosan Holdings Corp.	438,800	2,377,836

Tomy Co. Ltd.	38,600	427,766

Torii Pharmaceutical Co. Ltd.	24,200	599,224

Toyo Tanso Co. Ltd.	27,000	614,512

Toyota Motor Corp.	258,400	4,194,100

Tsumura & Co.	55,700	1,306,880

Welcia Holdings Co. Ltd.	24,600	549,439

Yamato Holdings Co. Ltd.	67,100	1,174,183

TOTAL JAPAN		$112,576,109

JORDAN – 0.0%**

Hikma Pharmaceuticals PLC	8,950	189,176

MACAO – 0.3%

Galaxy Entertainment Group Ltd.	289,000	1,719,282

NETHERLANDS – 3.5%

Aalberts NV	29,188	1,250,880

Adyen NV*	141	253,627

Aegon NV	65,543	287,878

Akzo Nobel NV	3,463	233,062

Argenx SE*	729	266,305

ASM International NV	449	137,920

ASML Holding NV	7,092	4,076,187

ASR Nederland NV	40,718	1,701,909

Euronext NV	1,609	131,099

EXOR NV	3,926	276,125

Heineken Holding NV	2,279	180,084

Heineken NV	16,779	1,654,189

IMCD NV	11,699	1,873,584

ING Groep NV	76,968	747,655

Koninklijke Ahold Delhaize NV	45,810	1,261,549

Koninklijke DSM NV	2,917	467,155

Koninklijke KPN NV	82,690	272,794

Koninklijke Philips NV	19,197	397,306

NN Group NV	7,939	372,517

OCI NV	3,055	106,059

Shell PLC	135,610	3,617,577

Universal Music Group NV	9,497	214,979

Wolters Kluwer NV	4,417	479,697

TOTAL NETHERLANDS		$20,260,137

NORWAY – 0.8%

Aker BP ASA	5,976	207,644

Aker BP ASA*	6,951	250,297

DNB Bank ASA	81,173	1,601,200

Equinor ASA	20,365	784,132

Mowi ASA	7,278	167,941

Description	Number of Shares	Value

Norsk Hydro ASA	15,183	$102,868

Orkla ASA	31,060	268,119

TOMRA Systems ASA	46,500	1,088,548

TOTAL NORWAY		$ 4,470,749

PHILIPPINES – 0.3%

Ayala Land, Inc.	1,800,000	826,084

Converge Information and Communications Technology Solutions, Inc.*	2,982,000	1,030,293

TOTAL PHILIPPINES		$ 1,856,377

PORTUGAL – 0.3%

EDP-Energias de Portugal SA	273,805	1,385,153

Jeronimo Martins SGPS SA	14,893	344,728

TOTAL PORTUGAL		$ 1,729,881

SINGAPORE – 0.8%

Oversea-Chinese Banking Corp. Ltd.	444,661	3,768,369

Sea Ltd., ADR*	10,225	780,372

STMicroelectronics NV	9,166	346,874

TOTAL SINGAPORE		$ 4,895,615

SOUTH AFRICA – 0.1%

Anglo American PLC	21,860	790,127

SOUTH KOREA – 2.7%

Delivery Hero SE*	3,305	159,454

LG Chem Ltd.	6,505	3,029,735

NAVER Corp.	11,557	2,311,878

Samsung Electronics Co. Ltd.	181,399	8,586,551

SK Hynix, Inc.	17,721	1,339,651

TOTAL SOUTH KOREA		$ 15,427,269

SPAIN – 2.0%

Acciona SA	524	107,824

ACS Actividades de Construccion y Servicios SA	3,093	74,356

Aena SME SA*	1,402	177,339

Amadeus IT Group SA*	7,240	422,166

Banco Bilbao Vizcaya Argentaria SA	163,044	738,862

Banco Santander SA	194,309	486,136

Bankinter SA	315,503	1,553,392

CaixaBank SA	372,700	1,119,120

Cellnex Telecom SA	7,311	327,015

EDP Renovaveis SA	3,635	94,544

Enagas SA	13,269	261,912

Endesa SA	17,625	323,056

Ferrovial SA	47,793	1,279,808

Iberdrola SA	172,037	1,837,094

Iberdrola SA*	2,273	24,225

Industria de Diseno Textil SA	22,214	539,511

Naturgy Energy Group SA	5,008	146,895

Red Electrica Corp. SA	18,592	365,526

Siemens Gamesa Renewable Energy SA*	2,958	54,425

Telefonica SA#	358,583	1,600,605

TOTAL SPAIN		$ 11,533,811

SWEDEN – 2.9%

Alfa Laval AB	3,564	106,570

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington International Fund (continued)

Description	Number of Shares	Value

Assa Abloy AB, Class B	23,431	$553,581

Atlas Copco AB, Class A	82,423	963,473

Avanza Bank Holding AB#	38,525	743,361

Axfood AB	28,003	889,053

Boliden AB	8,878	296,693

Electrolux AB, Class B	12,977	187,178

Embracer Group AB*	9,855	75,100

Epiroc AB, Class A	25,577	452,245

EQT AB	3,889	105,560

Essity AB, Class B	51,230	1,304,064

Evolution AB	3,086	299,437

Fabege AB	61,054	626,708

Fastighets AB Balder, Class B*	19,230	122,843

Fortnox AB	191,269	1,090,690

GARO AB	62,585	1,093,549

Getinge AB, Class B	3,378	76,228

H & M Hennes & Mauritz AB, Class B	8,889	113,731

Hexagon AB, Class B	45,972	541,299

Investor AB, Class B	27,385	511,051

Investor AB, Class A	8,715	179,183

Kinnevik AB, Class B*	4,282	77,127

Nibe Industrier AB, Class B	22,525	226,919

Sandvik AB	18,202	335,394

Securitas AB, Class B	15,037	152,059

Skandinaviska Enskilda Banken AB, Class A	18,631	201,838

SKF AB, Class B	6,621	111,428

Svenska Handelsbanken AB	158,126	1,421,855

Swedbank AB, Class A	25,017	346,490

Swedish Match AB	124,232	1,300,526

Telefonaktiebolaget LM Ericsson, Class B	78,829	599,593

Thule Group AB#	31,323	909,363

Volvo AB, Class B	28,513	511,923

Volvo Car AB, Class B*	8,854	65,925

TOTAL SWEDEN		$16,592,037

SWITZERLAND – 4.8%

ABB Ltd.	26,057	792,123

Adecco Group AG*	6,084	214,321

Alcon, Inc.	7,791	613,184

Bossard Holding AG, Class A	5,037	1,122,664

Chocoladefabriken Lindt & Spruengli AG	51	563,992

Cie Financiere Richemont SA, Class A	8,855	1,067,715

Clariant AG*,#	62,595	1,172,752

Credit Suisse Group AG	45,700	265,817

Emmi AG	1,582	1,574,021

Geberit AG	596	313,899

Givaudan SA	127	443,936

Holcim AG*	35,941	1,685,225

Julius Baer Group Ltd.	3,374	174,470

Kuehne + Nagel International AG	1,016	273,630

Logitech International SA	2,911	163,779

Lonza Group AG	1,507	915,882

Novartis AG	48,204	4,142,153

Partners Group Holding AG	534	582,992

Schindler Holding AG	622	121,575

SGS SA	85	207,440

Siegfried Holding AG*	2,286	1,691,761

Description	Number of Shares	Value

Sika AG	3,038	$750,652

Sonova Holding AG	826	297,510

Straumann Holding AG	10,793	1,459,759

Swatch Group AG (The)	838	223,090

Swatch Group AG (The)	2,251	112,412

Swiss Life Holding AG	3,020	1,599,804

Swiss Prime Site AG	760	69,208

Swisscom AG	2,176	1,176,428

UBS Group AG	63,639	1,039,882

VAT Group AG*	1,042	303,401

Zurich Insurance Group AG	5,424	2,367,730

TOTAL SWITZERLAND		$27,503,207

TAIWAN – 3.2%

MediaTek, Inc.	115,000	2,649,610

Merida Industry Co. Ltd.	308,000	2,378,192

Taiwan Semiconductor Manufacturing Co. Ltd.	768,000	13,170,867

TOTAL TAIWAN		$18,198,669

THAILAND – 0.4%

Kasikornbank PCL	553,500	2,218,771

UNITED KINGDOM – 10.6%

3i Group PLC	18,710	290,711

abrdn plc	54,411	110,314

Allfunds Group PLC	78,471	662,178

Ashtead Group PLC	8,081	454,878

Associated British Foods PLC	11,239	229,561

AstraZeneca PLC	34,028	4,476,087

Auto Trader Group PLC	6,342	48,894

AVEVA Group PLC	2,366	68,450

Aviva PLC	6,772	32,796

BAE Systems PLC	147,519	1,386,494

Barclays PLC	132,350	253,525

Berkeley Group Holdings PLC	757	39,230

BP PLC	244,286	1,195,600

British American Tobacco PLC	59,250	2,321,632

British Land Co. PLC (The)	19,246	115,721

BT Group PLC	684,610	1,351,643

Bunzl PLC	3,918	147,045

Burberry Group PLC	9,225	202,799

CNH Industrial NV	26,797	345,217

Coca-Cola Europacific Partners PLC	2,894	156,623

Compass Group PLC	75,554	1,770,718

Croda International PLC	16,130	1,475,089

CVS Group PLC	37,822	794,069

Diageo PLC	39,452	1,868,915

easyJet PLC*	136,202	665,241

Experian PLC	15,233	533,342

Future PLC	37,592	842,261

GB Group PLC*	144,666	895,199

Great Portland Estates PLC	166,338	1,259,106

Haleon PLC*	88,086	313,017

Halma PLC	1,217	34,274

Hill & Smith Holdings PLC	85,605	1,376,011

HSBC Holdings PLC	536,411	3,360,056

Imperial Brands PLC	73,773	1,619,785

July 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Informa PLC*	18,825	$136,908

InterContinental Hotels Group PLC	3,052	180,908

Intertek Group PLC	24,584	1,313,897

JD Sports Fashion PLC	58,779	93,362

Johnson Matthey PLC	3,988	104,264

Just Eat Takeaway.com NV*	3,600	65,985

Kingfisher PLC	62,105	196,492

Land Securities Group PLC	14,062	125,659

Legal & General Group PLC	147,003	469,457

Lloyds Banking Group PLC	476,800	263,984

London Stock Exchange Group PLC	5,001	488,061

Marshalls PLC	185,886	1,122,299

Melrose Industries PLC	74,874	147,386

National Grid PLC	154,336	2,125,146

Natwest Group PLC	541,736	1,645,391

Next PLC	2,112	175,828

Ocado Group PLC*	34,000	349,529

Pearson PLC	8,886	82,242

Persimmon PLC	1,460	33,677

Reckitt Benckiser Group PLC*	12,171	987,248

RELX PLC	31,549	934,149

Rentokil Initial PLC	37,235	245,861

Sage Group PLC (The)	17,967	154,842

Segro PLC	21,009	281,058

Smith & Nephew PLC	89,424	1,146,520

Smiths Group PLC	7,456	140,711

Spirax-Sarco Engineering PLC	6,856	1,000,352

SSE PLC#	71,200	1,537,806

SSP Group PLC*	437,787	1,361,396

St. James’s Place PLC	19,374	291,018

Standard Chartered PLC	215,805	1,487,478

Standard Chartered PLC	304,150	2,174,381

Tate & Lyle PLC	1	10

Taylor Wimpey PLC	206,651	321,648

Tesco PLC	421,670	1,352,354

Unilever PLC	67,408	3,282,966

UNITE Group PLC (The)	97,946	1,396,446

United Utilities Group PLC	11,552	153,486

Victrex PLC	40,089	944,217

Vodafone Group PLC	1,297,691	1,912,353

Whitbread PLC	3,965	126,205

WPP PLC	8,640	93,246

TOTAL UNITED KINGDOM		$61,142,707

UNITED STATES – 4.2%

Ferguson PLC	3,680	462,940

GSK PLC	121,213	2,546,706

James Hardie Industries PLC, CDI	129,813	3,205,955

Nestle SA	46,356	5,679,875

QIAGEN NV*	2,850	142,833

ResMed, Inc., CDI	95,304	2,299,758

Roche Holding AG	14,869	4,936,575

Roche Holding AG	215	87,648

Samsonite International SA*	1,326,286	2,782,029

Schneider Electric SE	9,148	1,265,205

Stellantis NV	8,207	118,017

Swiss Re AG	5,486	411,652

Description	Number of Shares	Value

Tenaris SA	9,413	$131,726

TOTAL UNITED STATES		$24,070,919

TOTAL COMMON STOCKS (Cost $469,091,514)		$506,963,016

PREFERRED STOCKS – 0.6%

GERMANY – 0.6%

Henkel AG & Co. KGaA, 1.85%	19,917	1,272,365

Porsche Automobil Holding SE, 2.56%	5,755	416,557

Sartorius AG, 1.26%	827	369,917

Sixt SE, 3.72%	15,835	1,117,137

Volkswagen AG, 7.56%	1,022	144,501

TOTAL PREFERRED STOCKS (Cost $3,550,907)		$3,320,477

RIGHTS – 0.0%**

AUSTRALIA – 0.0%**

Australia & New Zealand Banking Group Ltd.*	10,974	30,517

TOTAL RIGHTS (Cost $0)		$30,517

EQUITY-LINKED WARRANTS – 1.8%

CHINA – 1.6%

(Issuer UBS AG) Gongniu Group Co. Ltd., Strike price $0, Expire 06/21/23*	70,100	1,524,696

(Issuer UBS AG) LONGi Green Energy Technology Co. Ltd., Strike price $0, Expire 05/15/23*	173,820	1,587,428

(Issuer UBS AG) Midea Group Co. Ltd., Strike price $0, Expire 06/21/23*	257,100	2,098,106

(Issuer UBS AG) Shanghai Kelai Mechatronics Engineering Co. Ltd., Strike price $0, Expire 03/08/23*	435,800	1,508,522

(Issuer UBS AG) Zhejiang Sanhua Intelligent Controls Co. Ltd., Strike price $0, Expire 10/20/22*	492,141	2,375,122

TOTAL CHINA		$9,093,874

VIETNAM – 0.2%

(Issuer UBS AG) Saigon Thuong Tin Commercial JSB, Strike price $0, Expire 10/19/22*	42,000	$1,309,119

TOTAL EQUITY – LINKED WARRANTS (Cost $10,179,476)		$10,402,993

MONEY MARKET FUND – 8.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%^	50,670,979	50,670,979

TOTAL MONEY MARKET FUND (Cost $50,670,979)		$50,670,979

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington International Fund (continued)

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.0%

REPURCHASE AGREEMENTS – 1.0%

Bank of America Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $1,160,736, collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/43 to 7/01/52; total market value of $1,183,724.	$1,160,514	$1,160,514

BNP Paribas SA, 2.23%, dated 7/29/22, due 8/01/22, repurchase price $304,391, collateralized by U.S. Treasury Securities, 0.00% to 7.25%, maturing 8/15/22 to 5/15/52; total market value of $310,421.	304,334	304,334

Daiwa Capital Markets America, 2.30%, dated 7/29/22, due 8/01/22, repurchase price $1,160,736, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 7/31/22 to 7/01/52; total market value of $1,183,724.	1,160,514	1,160,514

HSBC Securities USA, Inc., 2.26%, dated 7/29/22, due 8/01/22, repurchase price $1,160,733, collateralized by U.S. Government Agency Securities, 2.50% to 4.00%, maturing 3/20/45 to 10/20/51; total market value of $1,183,724.	1,160,514	1,160,514

Description	Par Value	Value

RBC Dominion Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $1,160,736, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.50%, maturing 8/25/22 to 5/20/52; total market value of $1,183,724.	$1,160,514	$1,160,514

Truist Securities, Inc., 2.30%, dated 7/29/22, due 8/01/22, repurchase price $1,160,736, collateralized by a U.S. Treasury Security, 1.25%, maturing 3/31/28; total market value of $1,183,724.	1,160,514	1,160,514

TOTAL REPURCHASE AGREEMENTS (Cost $6,106,904)		$6,106,904

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $6,106,904)		$6,106,904

TOTAL INVESTMENTS – 99.9% (Cost $539,599,780)		$577,494,886

COLLATERAL FOR SECURITIES ON LOAN – (1.0%)		(6,106,904)

OTHER ASSETS LESS LIABILITIES – 1.1%		6,454,715

TOTAL NET ASSETS – 100.0%		$577,842,697

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$20,581,902	$—		$20,581,902

Austria	—	774,750	—		774,750

Belgium	—	6,493,640	—		6,493,640

Brazil	—	127,170	—		127,170

Bulgaria	—		—	(a)	—

China	8,540,333	29,210,688	—		37,751,021

Denmark	—	9,376,904	—		9,376,904

Finland	—	5,211,388	—		5,211,388

France	—	43,825,356	—		43,825,356

Germany	—	23,783,918	—		23,783,918

Hong Kong	—	15,191,604	—		15,191,604

India	5,335,739	—	—		5,335,739

Indonesia	—	1,604,828	—		1,604,828

Ireland	220,038	1,518,167	—		1,738,205

Italy	748,364	9,243,384	—		9,991,748

Japan	—	112,576,109	—		112,576,109

Jordan	—	189,176	—		189,176

Macao	—	1,719,282	—		1,719,282

Netherlands	—	20,260,137	—		20,260,137

Norway	—	4,470,749	—		4,470,749

Philippines	—	1,856,377	—		1,856,377

July 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)

	Level 1	Level 2	Level 3	Total

Portugal	$—	$1,729,881	$—	$1,729,881

Singapore	780,372	4,115,243	—	4,895,615

South Africa	—	790,127	—	790,127

South Korea	—	15,427,269	—	15,427,269

Spain	—	11,533,811	—	11,533,811

Sweden	—	16,592,037	—	16,592,037

Switzerland	—	27,503,207	—	27,503,207

Taiwan	—	18,198,669	—	18,198,669

Thailand	—	2,218,771	—	2,218,771

United Kingdom	469,640	60,673,067	—	61,142,707

United States	118,017	23,952,902	—	24,070,919

Preferred Stocks

Germany	—	3,320,477	—	3,320,477

Rights

Australia	30,517	—	—	30,517

Equity-Linked Warrants

China	—	9,093,874	—	9,093,874

Vietnam	—	1,309,119	—	1,309,119

Money Market Fund	50,670,979	—	—	50,670,979

Repurchase Agreements	—	6,106,904	—	6,106,904

Total Investments in Securities	$66,913,999	$510,580,887	$—	$577,494,886

Other Financial Instruments!

Financial Futures Contracts	$878,942	$—	$—	$878,942

Total Assets – Other Financial Instruments	$878,942	$—	$—	$878,942

(a)	Includes internally fair valued securities currently priced at zero ($0).

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

**	Represents less than 0.05%.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

July 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington International Fund (concluded)

At July 31, 2022, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
MSCI India Index	September 2022	134	$11,697,816	$12,576,758	$878,942	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$878,942	$—

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2022 (unaudited)